Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406		406	406
Trade receivables	2,977		2,977	2,977
Cash and cash equivalents	49,737		49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978		45,978	48,443
Current financial liabilities	4,924		4,924	4,924
Trade payables and other payables	20,035		20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2024, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of details of financial liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Lease liabilities – Short term	1,261	1,199
Repayable BPI loan advances - Short term	689	592
PGE Loans*	2,543	2,583
EIB Loan – Short term	430	649
Total current financial liabilities	4,924	5,022
Lease liabilities – Long term	2,969	3,883
Repayable BPI loan advances – Long term	1,258	1,872
PGE Loans*	1,547	4,028
EIB loan – Long term	40,204	35,761
Total non-current financial liabilities	45,978	45,543
Total financial liabilities	50,902	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406		406	406
Trade receivables	2,977		2,977	2,977
Cash and cash equivalents	49,737		49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978		45,978	48,443
Current financial liabilities	4,924		4,924	4,924
Trade payables and other payables	20,035		20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2024, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of effect of changes in exchange rates

	For the year ended December 31, 2024
Impact	Contracts Assets		Cash and Cash equivalents
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	—	—	4,199	(4,199)
Total	—	—	4,199	(4,199)

	For the year ended December 31, 2023
Impact	Contracts Assets		Contracts liabilities
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	187	(187)	1,638	(1,638)
Total	187	(187)	1,638	(1,638)

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2024 and December 31, 2023.

	For the year ended December 31, 2024
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	56	(56)	35	(35)
Total	56	(56)	35	(35)

	For the year ended December 31, 2023
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	22	(22)	(22)	22
Total	22	(22)	(22)	22